Leases	6 Months Ended
Jun. 30, 2022
Leases
Leases

Note 4. — Leases

The Company has three operating leases for office space expiring at various dates through 2024 and one financing lease which concludes in 2023. During the three and six months ended June 30, 2022, cash paid for operating leases was $1.2 million and $2.4 million, respectively, while total operating lease expense was $1.1 million and $2.1 million, respectively. During the three and six months ended June 30, 2021, cash paid for operating leases was $1.1 million and $2.3 million, respectively, while total operating lease expense was $984 thousand and $2.0 million, respectively. Operating lease expense includes short-term leases and sublease income, both of which are immaterial. Additionally, during the three and six months ended June 30, 2022, the Company recorded right of use (ROU) asset impairment of $123 thousand related to the sublease of approximately 29,000 square feet of a floor within the Company’s corporate office, reducing the carrying value of the lease asset to its estimated fair value. The impairment charge is included in general, administrative and other expense in the consolidated statements of operations and comprehensive loss.

The following table presents the operating and finance lease balances within the consolidated balance sheets, weighted average remaining lease term, and weighted average discount rates related to the Company’s operating and finance leases as of June 30, 2022:

		June 30,
Lease Assets and Liabilities	Classification	2022
Assets
Lease ROU assets	Other assets	$ 8,366

Liabilities
Lease liabilities	Other liabilities	$ 10,481

Weighted average remaining lease term (in years)		2.2
Weighted average discount rate		4.8%

The following table presents the maturity of the Company’s operating and financing lease liabilities as of June 30, 2022:

Year remaining 2022	$2,415
Year 2023	4,909
Year 2024	3,729
Total lease commitments	$11,053
Less: imputed interest	(572)
Total lease liability	$10,481